TAXATION - Reconciliation Between the Statutory Tax Rate and the Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate
EIT statutory rate	25.00%	25.00%	25.00%
Difference in EIT rates of certain subsidiaries	(22.00%)	(11.00%)	(20.00%)
Change in fair value of convertible senior notes	25.00%	(2.00%)	23.00%
Expenses incurred outside the PRC	7.00%	5.00%	5.00%
Other permanent differences	(4.00%)	(1.00%)	(2.00%)
Effective EIT rate of the Group	31.00%	16.00%	31.00%